Future Minimum Rental Payments (Detail) $ in Thousands	Jun. 30, 2015 USD ($)
Leases [Abstract]
2016	$ 13,399
2017	10,427
2018	7,540
2019	5,326
2020	4,075
Thereafter	13,621
Total	$ 54,388